Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Recoverability of accounts receivable	$ 3,265,932
Written-off	$ 3,265,932